Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash and cash equivalents	$ 21,908,907	$ 6,031,270
Inventories, net	3,387,113
Prepaid expenses and other current assets	481,003	26,300
Total Current Assets	25,777,023	6,057,570
Operating lease right-of-use assets, net	1,307,173	144,127
Property and equipment, net	152,645,335	3,701,074
Lease deposits with a related party		4,000,000
Other assets	1,187,967	40,334
Total non-current assets	155,140,475	7,885,535
TOTAL ASSETS	180,917,498	13,943,105
Current Liabilities:
Accounts payable	1,341,822	166,956
Accrued expenses	5,183,880	49,235
Current portion of lease liabilities with a related party	59,216,485
Current portion of lease liabilities	166,354	44,654
Current portion of financing obligations with a related party	58,795,309
Deferred development fee income from a related party		406,004
Note payable with a related party	30,000,000
Total Current Liabilities	154,780,798	666,849
Other current liabilities	76,948
Lease liabilities, net of current portion	1,370,462	103,524
Financing obligation with a related party		4,096,754
Total non-current liabilities	1,370,462	4,200,278
Total Liabilities	156,151,260	4,867,127
Redeemable convertible preferred stock, $0.0001 par value:
Total redeemable convertible preferred stock	45,207,530	12,258,132
Stockholders' Equity Attributable to Parent [Abstract]
Common stock, par value $0.0001, 25,500,000 and 19,600,000 shares authorized, 9,750,427 and 9,676,677 shares issued and outstanding as of December 31, 2020 and 2019, respectively	975	968
Additional paid-in capital	685,866	497,306
Accumulated deficit	(21,128,133)	(3,680,428)
Total Stockholders' Equity	(20,441,292)	(3,182,154)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	180,917,498	13,943,105
Series A Preferred Stock
Redeemable convertible preferred stock, $0.0001 par value:
Total redeemable convertible preferred stock	5,203,342	5,203,342
Stockholders' Equity Attributable to Parent [Abstract]
Total Stockholders' Equity	5,203,342	5,203,342
Series A-1 Preferred Stock
Redeemable convertible preferred stock, $0.0001 par value:
Total redeemable convertible preferred stock	992,285	992,285
Stockholders' Equity Attributable to Parent [Abstract]
Total Stockholders' Equity	992,285	992,285
Series B Preferred Stock
Redeemable convertible preferred stock, $0.0001 par value:
Total redeemable convertible preferred stock	10,942,411	6,062,505
Stockholders' Equity Attributable to Parent [Abstract]
Total Stockholders' Equity	10,942,411	$ 6,062,505
Series C Preferred Stock
Redeemable convertible preferred stock, $0.0001 par value:
Total redeemable convertible preferred stock	28,069,492
Stockholders' Equity Attributable to Parent [Abstract]
Total Stockholders' Equity	$ 28,069,492